COMMERCIAL MORTGAGE LOANS - Schedule of Key Quality Indicators (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Weighted Average
Financing Receivable, Credit Quality Indicator [Line Items]
Loan-to-value ratio with participating interest (as a percent)	54.00%	54.00%
Commercial Mortgage Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 10,966	$ 10,228
Commercial Mortgage Loans | Financing Receivable, Before Allowance For Credit Loss | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage of Total	100.00%	100.00%
Commercial Mortgage Loans | Weighted Average
Financing Receivable, Credit Quality Indicator [Line Items]
Debt service coverage ratio	1.72	1.72
Commercial Mortgage Loans | Greater than 75%
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 285	$ 399
Commercial Mortgage Loans | Greater than 75% | Financing Receivable, Before Allowance For Credit Loss | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage of Total	3.00%	4.00%
Commercial Mortgage Loans | Greater than 75% | Weighted Average
Financing Receivable, Credit Quality Indicator [Line Items]
Debt service coverage ratio	1.32	1.29
Commercial Mortgage Loans | 50% - 75%
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 7,241	$ 6,557
Commercial Mortgage Loans | 50% - 75% | Financing Receivable, Before Allowance For Credit Loss | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage of Total	66.00%	64.00%
Commercial Mortgage Loans | 50% - 75% | Weighted Average
Financing Receivable, Credit Quality Indicator [Line Items]
Debt service coverage ratio	1.59	1.61
Commercial Mortgage Loans | Less than 50%
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 3,440	$ 3,272
Commercial Mortgage Loans | Less than 50% | Financing Receivable, Before Allowance For Credit Loss | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage of Total	31.00%	32.00%
Commercial Mortgage Loans | Less than 50% | Weighted Average
Financing Receivable, Credit Quality Indicator [Line Items]
Debt service coverage ratio	2.04	2.01